Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class AMF
Account Value [Line Items]
Line Graph and Table Measure Name	AMF Large Cap Equity Fund - Class AMF
Account Value	$ 28,932	$ 28,932	$ 28,932	$ 23,820	$ 20,375	$ 21,573	$ 15,880	$ 15,131	$ 14,382	$ 12,434	$ 11,086	$ 10,637	$ 10,000
Average Annual Return, Percent	19.95%	14.14%	11.21%
Class H
Account Value [Line Items]
Line Graph and Table Measure Name	AMF Large Cap Equity Fund - Class H
Account Value	$ 8,852,100	$ 8,852,100	$ 8,852,100	7,364,807	6,128,755	6,592,275	4,789,700	4,480,687	4,326,180	3,708,155	3,296,137	3,150,137	3,000,000
Average Annual Return, Percent	20.24%	14.38%	11.43%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	$ 33,521	$ 33,521	26,816	22,772	25,468	18,277	16,779	15,431	13,333	11,685	11,236	10,000
Average Annual Return, Percent	24.56%	15.05%	12.86%
Class H - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,056,300	$ 10,056,300	$ 10,056,300	$ 8,137,339	$ 6,849,785	$ 7,570,815	$ 5,510,730	$ 5,098,712	$ 4,635,193	$ 4,017,167	$ 3,502,146	$ 3,347,639	$ 3,000,000
Average Annual Return, Percent	24.56%	15.05%	12.86%